Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Driveway Finance Corporation (the “Company”)

Mizuho Securities USA LLC

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: LAD Auto Receivables Trust 2024-2 – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “LADAR 2024-2 450M Pool Cut.xlsx” provided by the Company on May 8, 2024, containing information on 16,628 automobile loan contract receivables (the “Receivables”) as of April 30, 2024 (the “Receivables Data File”), which we were informed are intended to be included as collateral in the offering by LAD Auto Receivables Trust 2024-2, and (ii) an electronic data file entitled “LADAR 2024-2 Interest rate results.xlsx” provided by the Company on May 9, 2024, containing the current interest rate for each of the Receivables (the “Interest Rate File” and together with the Receivables Data File, the “Data Files”). The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Origination Dates were within two days, and First Payment Dates were within one day.

•	The term “NLS System” means the Company’s loan servicing system.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of title.

•

The term “Acceptable Company Names” means the names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in a Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of insurance.

•	The term “New Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a new vehicle.

•	The term “Used Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a used vehicle.

•

The term “Receivable File” means the following documents provided by the Company for each Sample Receivable (defined below): Retail Installment Contract, Notice of Rate Adjustment, screenshots from the NLS System, Title Document, Insurance Document, New Vehicle Value Document or Used Vehicle Value Document (as applicable), and Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower and/or co-borrower (if any).

•

The term “Mapping Confirmations” means electronic mail correspondence containing the list of Collateral Makes and Collateral Models attributes appearing in the Receivables Data File corresponding to the vehicle makes and vehicle models stated in the Receivable File, provided by the Company on May 23, 2024.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Acceptable Company Names, Receivable File, Mapping Confirmations, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 150 Receivables from the Receivables Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Receivables Data File.

B.

For each Sample Receivable, we compared or recomputed the specified attributes in the Data Files listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions and Mapping Confirmations, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data Files to the Receivable File for each of the attributes identified, utilizing the Instructions and Mapping Confirmations as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions / Mapping Confirmations

Borrower State	Retail Installment Contract or screenshot from the NLS System

Monthly Payment Amount	Retail Installment Contract or Notice of Rate Adjustment, if any

Term	Retail Installment Contract

Open Date	Retail Installment Contract

First Due Date	Retail Installment Contract

2

Attribute	Receivable File / Instructions / Mapping Confirmations

Original Interest Rate	Retail Installment Contract or Notice of Rate Adjustment if the Notice of Rate Adjustment is dated before the first payment date listed on the Retail Installment Contract.

Current Interest Rate	Notice of Rate Adjustment or Retail Installment Contract if there is no Notice of Rate Adjustment

Collateral Make	Retail Installment Contract and Mapping Confirmations

Collateral Model	Retail Installment Contract and Mapping Confirmations

Collateral Year	Retail Installment Contract

Vehicle Identification Number (“VIN”)	Retail Installment Contract

Vehicle Condition (New or Used)	Retail Installment Contract, Credit Application. Consider the Vehicle Condition to be “Used” if the Retail Installment Contract states an Odometer Reading of greater than 5,000 miles.

Vehicle Value

For Sample Receivables with a Vehicle Condition of “New,” compare to the New Vehicle Value Document.

For Sample Receivables with a Vehicle Condition of “Used,” compare to the Used Vehicle Value Document.

For Sample Receivable #141, the Company informed us that because there was no Used Vehicle Value Document available, the Company’s lending program required that the Vehicle Value be determined as 80% of the Dealer Invoice amount. We recomputed Vehicle Value for Sample Receivable #141 as 80% of the Dealer Invoice amount.

Amount Financed	Retail Installment Contract

Co-Borrower Flag

Retail Installment Contract.

Consider the information to be in agreement if:

•  The Co-Borrower Flag was “Y,” and there was a co-buyer’s name and address listed in the Retail Installment Contract, or

•  The Co-Borrower Flag was “N,” and there was no co-buyer’s name and address listed in the Retail Installment Contract.

We found such information to be in agreement, except as listed in Exhibit C.

3

C. For each Sample Receivable, we observed the presence of the following in the Receivable File:

•

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared in the Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (in Installment Sale Contract)

•	Signed Retail Installment Contract. We make no representation regarding the authenticity of the signature(s) on the Retail Installment Contract.

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s) on the Credit Application.

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

May 30, 2024

4

Exhibit A

Title Documents

Application for Certificate of Motor Vehicle Title	Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease

Application for Certificate of Ownership	Electronic Title Screenshot

Application for Certificate of Title	Form MV-1 Motor Vehicle Title Application

Application for Certificate of Title and Registration	Guaranty of Title

Application for Certificate of Title and VIN/HIN Inspection Form	In-Transit Permit/ Title Application

Application for Certificate of Title and/or Registration	Letter of Guarantee

Application for Certificate of Title for a Motor Vehicle	MV-1

Application for Certificate of Title to Record or Transfer a Lien	Notice of Lien

Application for Certificate of Title With/Without Registration	Registration and Title Application

Application for Noting of Lien, Duplicate title, or Multipurpose Use	Report of Sale and Application for Certificate of Title

Application for Registration	Title & License Plate Application

Application for Registration of Motor Vehicle	Title and Registration Application

Application for Registration of New Vehicle	Title and Registration Manual Application

Application for Title	Title and/or Registration Application

Application for Title and Registration	Title Application

Application for Title and Registration Statement of Vehicle Sale	Universal Title Application

Application for Title and/or Registration	Vehicle Record

Application for Title or Registration	Vehicle Registration Application

Application for Vehicle Title and Registration	Vehicle Registration/ Title Application for Dealer Sales

Application to Title/Reg. a Vehicle	Vehicle Title Application

Certificate of Title for a Vehicle	Vehicle Transaction Application

Copy of Application for Registration Covering the Following Described Automobile in Compliance with the Provisions of the Vehicle Code of the State of California	VINTEK Lien and Title Information Report

Exhibit A (continued)

Acceptable Company Names

Driveway	Driveway Financial

Driveway Fin Corp	Driveway Financial Corp

Driveway Finanace Corp	Southern Cascades Fin Corp

Driveway Finance	Southern Cascades Finance Corp

Driveway Finance Corp	Southern Cascades Finance Corporati

DriveWay Finance Corp.	Southern Cascades Finance Corporation

Driveway Finance Corporation	Southern Cascades Financial Corporation

Driveway Finance Corpora

Exhibit A (continued)

Insurance Documents

Agreement to Furnish Insurance Policy	Insurance Binder

Agreement to Provide Accidental Physical Damage Insurance	Insurance Card

Agreement to Provide Insurance	Insurance Coverage Acknowledgement

Auto Insurance Binder	Insurance Coverage Acknowledgment

Auto Insurance Confirmation	Insurance Coverage Confirmation

Auto Insurance Coverage Summary	Insurance Declarations Page

Automobile Insurance Policy Change Confirmation	Insurance Identification Card

Automobile Insurance Company Auto Rate Quote	Insurance Verification Form

Automobile Policy Declarations	Liability Insurance Card

Binder of Insurance	Personal Automobile Policy

Certificate of Auto Insurance	Policy Confirmation

Certificate of Insurance	Policy Declarations

Certificate of No Fault Insurance	Proof of Auto Insurance Card

Claims Directory and I.D. Card	Proof of Financial Responsibility Card

Evidence of Financial Responsibility	Renewal Auto Policy Declarations

Evidence of Insurance	Revised Renewal Declaration

Evidence of Liability Insurance	Vehicle Lookup

Evidence of Motor Vehicle Liability Insurance	Verification of Coverage

Financial Responsibility Identification Card	Verification of Insurance

Verification of Insurance Coverage

Exhibit A (continued)

New Vehicle Value Documents

Dealer Daily Vehicle Details	Memorandum Invoice

Dealer Invoice	Vehicle Detail

Factory Invoice	Vehicle Invoice

Used Vehicle Value Documents

Black Book Wholesale/Retail/Finance Advance Breakdown	Kelley Blue Book Lending/Typical Listing Price Breakdown

Dealertrack J.D. Power Wholesale Value (Trade) Details	Kelley Blue Book CPO Report

Dealer Invoice	RouteOne Application

J.D. Power Official Used Car Guide

J.D. Power Trade In/ Loan/ Retail Breakdown

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	20242001	51	20242051	101	20242101
2	20242002	52	20242052	102	20242102
3	20242003	53	20242053	103	20242103
4	20242004	54	20242054	104	20242104
5	20242005	55	20242055	105	20242105
6	20242006	56	20242056	106	20242106
7	20242007	57	20242057	107	20242107
8	20242008	58	20242058	108	20242108
9	20242009	59	20242059	109	20242109
10	20242010	60	20242060	110	20242110
11	20242011	61	20242061	111	20242111
12	20242012	62	20242062	112	20242112
13	20242013	63	20242063	113	20242113
14	20242014	64	20242064	114	20242114
15	20242015	65	20242065	115	20242115
16	20242016	66	20242066	116	20242116
17	20242017	67	20242067	117	20242117
18	20242018	68	20242068	118	20242118
19	20242019	69	20242069	119	20242119
20	20242020	70	20242070	120	20242120
21	20242021	71	20242071	121	20242121
22	20242022	72	20242072	122	20242122
23	20242023	73	20242073	123	20242123
24	20242024	74	20242074	124	20242124
25	20242025	75	20242075	125	20242125
26	20242026	76	20242076	126	20242126
27	20242027	77	20242077	127	20242127
28	20242028	78	20242078	128	20242128
29	20242029	79	20242079	129	20242129
30	20242030	80	20242080	130	20242130
31	20242031	81	20242081	131	20242131
32	20242032	82	20242082	132	20242132
33	20242033	83	20242083	133	20242133
34	20242034	84	20242084	134	20242134
35	20242035	85	20242085	135	20242135
36	20242036	86	20242086	136	20242136
37	20242037	87	20242087	137	20242137
38	20242038	88	20242088	138	20242138
39	20242039	89	20242089	139	20242139
40	20242040	90	20242090	140	20242140
41	20242041	91	20242091	141	20242141
42	20242042	92	20242092	142	20242142
43	20242043	93	20242093	143	20242143
44	20242044	94	20242094	144	20242144
45	20242045	95	20242095	145	20242145
46	20242046	96	20242096	146	20242146
47	20242047	97	20242097	147	20242147
48	20242048	98	20242098	148	20242148
49	20242049	99	20242099	149	20242149
50	20242050	100	20242100	150	20242150

[1]	The Company has assigned a unique Loan Number to each Receivable in the Receivables Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Loan Numbers.

B-1

Exhibit C

Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data Files	Per Receivable File
147	20242147	Original Interest Rate	13.08%	13.09%
147	20242147	Current Interest Rate	13.08%	13.09%

C-1